3. Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue [abstract]
Schedule of contract liabilities from customer

	June 30, 2019	December 31, 2018

Receivables	135	210
Contract liabilities	52,793	61,847

Schedule of Disaggregation of Revenue

Geographic information
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Revenue:
Germany	—	11	—	31
Europe	325	47	1,077	318
USA	3,683	92	14,284	333
	4,008	150	15,361	682

Major service lines
	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Collaboration revenue	3,683	—	14,284	205
Service revenue	325	150	1,077	477
	4,008	150	15,361	682

Timing on revenue recognition
	Three months ended	Three months ended	Six months ended	Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018

Point in time	—	—	5,633	355
Over time	4,008	150	9,728	327
	4,008	150	15,361	682